Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Prospectus Date	rr_ProspectusDate	Apr. 30, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Statutory Prospectus and Statement of Additional Information Supplement dated June 5, 2020

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for the Funds listed below:

Invesco Select Risk: Growth Investor Fund
Invesco Select Risk: Moderately Conservative Investor Fund

This supplement amends the Statutory Prospectuses and Statement of Additional Information for each of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectuses and Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the second paragraph under the heading “Fund Summary – Principal Investment Strategies of the Fund” in the Prospectuses:

The Fund does not limit its investment in underlying funds that invest primarily in foreign securities.

The following information is added as the fourth paragraph under the heading “Fund Summary — Principal Investment Strategies of the Fund” in the Prospectuses:

The Fund may invest directly in derivatives to hedge its cash position and manage the duration of the Fund’s portfolio, including but not limited to futures, total return swaps, and forward contracts. The Fund may also use other types of derivatives that are consistent with its investment objective and investment strategies. In addition, the Fund will gain exposure to derivatives through its investment in underlying funds.

Invesco Select Risk: Growth Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Statutory Prospectus and Statement of Additional Information Supplement dated June 5, 2020

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for the Funds listed below:

Invesco Select Risk: Growth Investor Fund

This supplement amends the Statutory Prospectuses and Statement of Additional Information for each of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectuses and Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the second paragraph under the heading “Fund Summary – Principal Investment Strategies of the Fund” in the Prospectuses:

The Fund does not limit its investment in underlying funds that invest primarily in foreign securities.

The following information is added as the fourth paragraph under the heading “Fund Summary — Principal Investment Strategies of the Fund” in the Prospectuses:

The Fund may invest directly in derivatives to hedge its cash position and manage the duration of the Fund’s portfolio, including but not limited to futures, total return swaps, and forward contracts. The Fund may also use other types of derivatives that are consistent with its investment objective and investment strategies. In addition, the Fund will gain exposure to derivatives through its investment in underlying funds.

Invesco Select Risk: Moderately Conservative Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Statutory Prospectus and Statement of Additional Information Supplement dated June 5, 2020

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for the Funds listed below:

Invesco Select Risk: Moderately Conservative Investor Fund

This supplement amends the Statutory Prospectuses and Statement of Additional Information for each of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectuses and Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the second paragraph under the heading “Fund Summary – Principal Investment Strategies of the Fund” in the Prospectuses:

The Fund does not limit its investment in underlying funds that invest primarily in foreign securities.

The following information is added as the fourth paragraph under the heading “Fund Summary — Principal Investment Strategies of the Fund” in the Prospectuses:

The Fund may invest directly in derivatives to hedge its cash position and manage the duration of the Fund’s portfolio, including but not limited to futures, total return swaps, and forward contracts. The Fund may also use other types of derivatives that are consistent with its investment objective and investment strategies. In addition, the Fund will gain exposure to derivatives through its investment in underlying funds.